RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	May 18, 2015	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Dec. 31, 2011
Reimbursed amount outstanding			$ 31,633	$ 31,633
Convertible note per share					$ 1.25
Gain (loss) on extinguishment of debt		$ 475,587	207,803	(1,365,521)
Accounts payable - related party
Accrued expenses - related party		72,233	70,670	64,420
Convertible notes payable		$ 185,752	$ 8,716
Three Director [Member]
Forgiveness of debt	$ 2,212,721
Maple Structure Holdings [Member]
Convertible note per share	$ 0.015
Gain (loss) on extinguishment of debt	$ 438,571
Convertible preferred shares	1,000,000
Common stock, share issued	123,283,700
Preferred Shares, Value	$ 1,000,000
Common stock, value	1,849,256
Accrued dividends	$ 410,685
Common shares, Per Shares	$ 0.01
Maple Gas Corporation [Member]
Converted note common shares	194,999,999
Convertible note per share	$ 0.01
Gain (loss) on extinguishment of debt	$ 975,000
Stock payable obligation				$ 2,925,000
Common shares, Per Shares	$ 0.015
Convertible notes payable	$ 1,950,000